Financial Assets At Amortized Cost - Disclosure of Carrying Amount of Financial Assets at Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	¥ 3,784,613
Ending balance	4,716,448	¥ 3,784,613
Gross carrying amount [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	5,123,589	7,735,834	¥ 10,010,959
New financial assets originated or purchased	5,715,342	8,041,561	8,649,672
Write-offs	(50,712)	(26,345)	(234,275)
Disposal in the current period		(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,193,433)	(10,400,618)	(10,690,522)
Ending balance	6,594,786	5,123,589	7,735,834
Gross carrying amount [member] | Stage 1 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	2,709,756	5,512,867	7,223,195
New financial assets originated or purchased	5,635,886	7,437,143	8,590,588
Transfers	(363,927)
Transfer — From stage 1 to stage 2	(363,927)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(3,822,562)	(10,240,254)	(10,300,916)
Ending balance	4,159,153	2,709,756	5,512,867
Gross carrying amount [member] | Stage 2 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Transfer — From stage 1 to stage 2	363,927
Transfer — From stage 1 to stage 3	(363,927)
Gross carrying amount [member] | Stage 3 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	1,865,241	2,115,235	2,655,132
Transfers	363,927
Transfer — From stage 1 to stage 3	363,927
Write-offs	(38,858)	(17,651)	(221,754)
Disposal in the current period		(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(102,087)	(5,500)	(318,143)
Ending balance	2,088,223	1,865,241	2,115,235
Gross carrying amount [member] | POCI [Member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	548,592	107,732	132,632
New financial assets originated or purchased	79,456	604,418	59,084
Write-offs	(11,854)	(8,694)	(12,521)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(268,784)	(154,864)	(71,463)
Ending balance	¥ 347,410	¥ 548,592	¥ 107,732